Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 10 - Commitments and Contingencies
The Company and Southwest are defendants in miscellaneous legal proceedings. The Company and Southwest are also parties to various regulatory proceedings. The ultimate dispositions of these proceedings are not presently determinable; however, it is the opinion of management that no litigation or regulatory proceeding to which the Company and Southwest are currently subject to will have a material adverse impact on their financial position, results of operations, or cash flows.
Southwest maintains liability insurance for various risks associated with the operation of its natural gas pipelines and facilities. In connection with these liability insurance policies, Southwest is responsible for an initial deductible or self-insured retention amount per incident, after which the insurance carriers would be responsible for amounts up to the policy limits. For the policy year August 2018 to July 2019, these liability insurance policies require Southwest to be responsible for the first $1 million (self-insured retention) of each incident plus the first $4 million in aggregate claims above its self-insured retention in the policy year. Through an assessment process, Southwest may determine that certain costs are likely to be incurred in the future related to specific legal matters. In these circumstances and in accordance with accounting policies, Southwest will make an accrual, as necessary.
Centuri maintains liability insurance for various risks associated with its operations. In connection with these liability insurance policies, Centuri is responsible for an initial deductible or self-insured retention amount per occurrence, after which the insurance carriers would be responsible for amounts up to the policy limits. For the policy year April 2018 to March 2019, Centuri is responsible for the first $300,000 (self-insured retention) per occurrence under these liability insurance policies.